CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) earnings	$ (140.8)	$ (314.0)	$ (369.6)
Adjustments to reconcile net (loss) earnings to net cash (used by) provided by operating activities:
Depreciation	57.1	60.4
Amortization	145.8	156.6	279.8
Deferred income taxes	(13.8)	(40.3)	(85.9)
Amortization of debt discount and issuance costs	27.9	25.5	52.0
Gain on sale of business	0.0	(6.9)	(33.2)
Changes in operating working capital	(36.4)	(110.0)	46.8
Other	17.7	6.8	(4.0)
Net cash used for operating activities	57.5	(221.9)	(49.6)
Cash flows from investing activities:
Capital expenditures	(47.6)	(64.6)	(36.7)
Investments in capitalized software	(22.7)	(41.2)	(7.7)
Proceeds from disposition of property, plant and equipment	5.0	18.0	0.0
Acquisition of business, net of cash acquired	0.0	(124.3)	(211.4)
Proceeds from sale of business	0.0	4.4	1,244.0
Collection of note receivable	0.0	0.0	59.7
Other	0.0	0.0	10.2
Net cash used for investing activities	(65.3)	(207.7)	1,058.1
Cash flows from financing activities:
Borrowings from ABL revolving credit facility	491.8	565.1	500.0
Repayment from Revolving Credit Facility	(591.2)	(320.0)	(500.0)
Proceeds from the issuance of PIK notes	0.0	0.0	482.5
Proceeds from term loan, net of discount	0.0	0.0	325.0
Proceeds from issuance of 10.00% Notes, net of discount	114.2	0.0	0.0
Repayments of term loan	0.0	0.0	(575.0)
Debt issuance and related costs	0.0	0.0	(39.6)
Dividends to JV Holdings	0.0	0.0	(1,024.0)
Settlement of contingent consideration	0.0	0.0	(43.0)
Net cash provided by financing activities	14.8	245.1	(874.1)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1.4	11.6	14.2
Increase (decrease) in cash, cash equivalents and restricted cash	8.4	(172.9)	148.6
Beginning cash, cash equivalents and restricted cash	225.3	398.2	249.6
Ending cash, cash equivalents and restricted cash	233.7	225.3	398.2
Changes in operating working capital
Accounts Receivable	39.8	(139.6)	(106.8)
Inventories	85.5	(73.7)	1.2
Other current assets	(41.6)	(66.5)	5.0
Accounts payable	(140.8)	101.9	57.3
Accrued expenses	34.8	50.2	47.5
Income taxes	(14.1)	17.7	42.6
Total changes in operating working capital	(36.4)	(110.0)	46.8
Supplemental cash flow information
Cash paid during the year for interest	271.5	259.6	213.1
Cash paid during the year for income tax, net	48.7	58.0	72.6
Property and equipment acquired through capital lease obligations	$ 1.8	$ 4.2	$ 0.0